SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Loss per share (Details)	12 Months Ended
Dec. 31, 2021 Vote shares
Class A ordinary shares
Class of Stock [Line Items]
Number of votes per common share	1
Number of shares convertible per share | shares	1
Class B ordinary shares
Class of Stock [Line Items]
Number of votes per common share	10